Geographic information (Tables)	12 Months Ended
Dec. 31, 2023
Geographical Areas [Abstract]
Revenue, Geographic Information
The following tables show the breakdown of Polestar Group’s Revenue from external customers and non-current assets (PPE, Vehicles under operating leases, and Intangibles and goodwill) by geographical location where the Polestar company recognizing the Revenue is located:

	For the year ended December 31,
	2023	2022	2021
Revenue	(Restated)	(Restated)	(Restated)
United Kingdom	529,372	338,042	207,031
USA	388,080	515,711	250,853
Sweden	272,891	358,607	197,253
Germany	242,923	287,010	117,642
Canada	129,209	84,220	17,335
Belgium	111,829	88,823	53,411
Australia	103,288	64,547	—
Netherlands	98,351	111,316	132,547
Denmark	95,234	67,836	37,967
Norway	92,688	231,310	231,640
Korea	59,809	118,108	—
Finland	45,567	42,236	10,056
Switzerland	42,611	37,855	41,131
Italy	35,244	1,067	—
Austria	33,898	27,604	5,465
China	26,216	39,203	39,650
Other regions[1]	60,875	27,323	1,644
Total	$2,368,085	$2,440,818	$1,343,625
1 - Revenue: Other regions primarily consist of Spain,Ireland and Portugal in 2023. Other regions primarily consist of Singapore in 2022 and 2021.

	As of December 31,
	2023	2022
Non-current assets[2]	(Restated)	(Restated)
Sweden	1,305,295	1,152,569
China	549,531	578,641
United Kingdom	32,342	35,334
Germany	27,058	31,005
USA	5,017	16,247
Other regions[3]	45,726	29,269
Total	$1,964,969	$1,843,065
2 - Non-current assets: excludes financial assets, deferred tax assets, other non-current assets, and other investments.
3 - Other regions primarily consist of Switzerland, Belgium, Australia and Spain in 2023 and Canada and Netherlands in 2022.